October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	102,182	$ 1,631,846
Alpine Income Property Trust, Inc.	18,429	270,538
American Assets Trust, Inc.	73,436	1,403,362
Armada Hoffler Properties, Inc.	115,682	756,560
Broadstone Net Lease, Inc.	269,751	4,833,938
CTO Realty Growth, Inc.	43,453	724,796
Essential Properties Realty Trust, Inc.	281,595	8,414,059
Gladstone Commercial Corp.	62,153	710,409
Global Net Lease, Inc.	288,118	2,195,459
NexPoint Diversified Real Estate Trust	46,962	149,339
WP Carey, Inc.	311,228	20,541,048
		41,631,354
Diversified Telecommunication Services — 0.1%
Uniti Group, Inc.(a)	205,964	1,186,353
Health Care REITs — 16.4%
Alexandria Real Estate Equities, Inc.	246,355	14,342,788
American Healthcare REIT, Inc.	225,630	10,225,552
CareTrust REIT, Inc.	302,030	10,465,339
Community Healthcare Trust, Inc.	40,483	593,481
Diversified Healthcare Trust	305,937	1,303,292
Global Medical REIT, Inc.	18,476	567,213
Healthcare Realty Trust, Inc.	469,822	8,325,246
Healthpeak Properties, Inc.	995,703	17,872,869
LTC Properties, Inc.	65,011	2,280,586
Medical Properties Trust, Inc.	721,115	3,728,164
National Health Investors, Inc.	65,510	4,881,150
Omega Healthcare Investors, Inc.	412,640	17,343,259
Sabra Health Care REIT, Inc.	336,958	6,004,591
Sila Realty Trust, Inc.	79,434	1,882,586
Universal Health Realty Income Trust	18,044	689,642
Ventas, Inc.	650,271	47,983,497
Welltower, Inc.	960,620	173,910,645
		322,399,900
Hotel & Resort REITs — 2.1%
Apple Hospitality REIT, Inc.	318,916	3,568,670
Chatham Lodging Trust	65,712	420,557
DiamondRock Hospitality Co.	293,332	2,293,856
Host Hotels & Resorts, Inc.	985,413	15,786,316
Park Hotels & Resorts, Inc.	279,833	2,879,482
Pebblebrook Hotel Trust	165,535	1,731,496
RLJ Lodging Trust	213,351	1,450,787
Ryman Hospitality Properties, Inc.	87,541	7,608,188
Service Properties Trust	216,264	462,805
Summit Hotel Properties, Inc.	151,608	779,265
Sunstone Hotel Investors, Inc.	270,272	2,391,907
Xenia Hotels & Resorts, Inc.	141,128	1,735,875
		41,109,204
Industrial REITs — 12.1%
Americold Realty Trust, Inc.	408,363	5,263,799
EastGroup Properties, Inc.	76,135	13,287,841
First Industrial Realty Trust, Inc.	183,268	10,131,055
Industrial Logistics Properties Trust	81,240	428,947
Innovative Industrial Properties, Inc.	39,014	1,956,552
Lineage, Inc.	101,504	3,999,258
LXP Industrial Trust	416,112	3,948,903
One Liberty Properties, Inc.	25,165	505,565
Plymouth Industrial REIT, Inc.	58,525	1,287,550
Prologis, Inc.	1,331,535	165,230,178
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	340,719	$ 14,078,509
STAG Industrial, Inc.	267,265	10,228,232
Terreno Realty Corp.	144,949	8,280,936
		238,627,325
Office REITs — 3.4%
Brandywine Realty Trust	241,726	829,120
BXP, Inc.	227,596	16,202,559
City Office REIT, Inc.	54,484	375,940
COPT Defense Properties	162,244	4,570,414
Cousins Properties, Inc.	238,911	6,194,962
Douglas Emmett, Inc.	208,568	2,698,870
Easterly Government Properties, Inc.	57,851	1,250,739
Empire State Realty Trust, Inc., Class A	198,973	1,470,410
Highwoods Properties, Inc.	151,784	4,345,576
Hudson Pacific Properties, Inc.(a)	520,459	1,269,920
JBG SMITH Properties	88,677	1,728,315
Kilroy Realty Corp.	167,929	7,095,000
NET Lease Office Properties	22,053	647,256
Orion Properties, Inc.	78,530	193,969
Paramount Group, Inc.(a)	264,160	1,727,606
Peakstone Realty Trust	51,463	695,265
Piedmont Realty Trust, Inc., Class A	180,424	1,454,217
Postal Realty Trust, Inc., Class A	32,254	477,682
SL Green Realty Corp.	101,833	5,229,125
Vornado Realty Trust	252,512	9,580,305
		68,037,250
Residential REITs — 12.1%
American Homes 4 Rent, Class A	489,183	15,458,183
Apartment Investment and Management Co., Class A	190,052	1,011,077
AvalonBay Communities, Inc.	204,133	35,502,811
BRT Apartments Corp.	16,050	236,095
Camden Property Trust	153,885	15,308,480
Centerspace	24,186	1,433,020
Elme Communities	125,158	2,058,849
Equity LifeStyle Properties, Inc.	276,040	16,852,242
Equity Residential	543,659	32,315,091
Essex Property Trust, Inc.	91,480	23,031,920
Independence Realty Trust, Inc.	333,431	5,311,556
Invitation Homes, Inc.	878,264	24,723,131
Mid-America Apartment Communities, Inc.	167,044	21,420,052
NexPoint Residential Trust, Inc.	31,409	963,314
Sun Communities, Inc.	181,383	22,963,088
UDR, Inc.	474,649	15,990,925
UMH Properties, Inc.	111,246	1,617,517
Veris Residential, Inc.	113,394	1,628,338
		237,825,689
Retail REITs — 14.5%
Acadia Realty Trust	188,143	3,587,887
Agree Realty Corp.	155,793	11,374,447
Alexander’s, Inc.	3,131	691,732
Brixmor Property Group, Inc.	438,047	11,459,310
CBL & Associates Properties, Inc.	26,276	776,981
Curbline Properties Corp.	137,723	3,175,892
Federal Realty Investment Trust	122,386	11,772,309
FrontView REIT, Inc.	28,320	376,656
Getty Realty Corp.	74,117	2,033,029
InvenTrust Properties Corp.	110,215	3,019,891
Kimco Realty Corp.	959,433	19,821,886
Kite Realty Group Trust	313,006	6,929,953
Macerich Co.	359,936	6,172,902
NETSTREIT Corp.	133,990	2,494,894

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	267,718	$ 10,831,870
Phillips Edison & Co., Inc.	178,965	6,056,176
Realty Income Corp.	1,298,274	75,273,927
Regency Centers Corp.	259,462	17,889,905
Saul Centers, Inc.	16,715	494,931
Simon Property Group, Inc.	465,074	81,741,406
SITE Centers Corp.	74,987	549,655
Tanger, Inc.	158,398	5,157,439
Urban Edge Properties	181,400	3,488,322
Whitestone REIT	64,543	809,369
		285,980,769
Specialized REITs — 35.6%
American Tower Corp.	671,455	120,177,016
Crown Castle, Inc.	622,795	56,188,565
CubeSmart	325,512	12,262,037
Digital Realty Trust, Inc.	484,180	82,509,114
EPR Properties	106,822	5,236,414
Equinix, Inc.	140,286	118,683,359
Extra Space Storage, Inc.	302,399	40,382,362
Farmland Partners, Inc.	60,647	608,289
Four Corners Property Trust, Inc.	142,588	3,370,780
Gaming and Leisure Properties, Inc.	390,080	17,420,973
Gladstone Land Corp.	48,026	435,116
Iron Mountain, Inc.	421,132	43,355,539
Lamar Advertising Co., Class A	125,947	14,936,055
Millrose Properties, Inc., Class A	171,517	5,524,563
National Storage Affiliates Trust	102,023	2,967,849
Outfront Media, Inc.	198,850	3,517,657
Security	Shares	Value
Specialized REITs (continued)
PotlatchDeltic Corp.	111,703	$ 4,468,120
Public Storage	226,716	63,154,009
Rayonier, Inc.	221,669	4,892,235
Safehold, Inc.	79,887	1,152,769
SBA Communications Corp.	154,135	29,513,770
Smartstop Self Storage REIT, Inc.	43,669	1,500,030
VICI Properties, Inc.	1,515,978	45,464,180
Weyerhaeuser Co.	1,040,346	23,927,958
		701,648,759
Total Long-Term Investments — 98.4% (Cost: $2,052,337,248)		1,938,446,603
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	6,477,161	6,477,161
Total Short-Term Securities — 0.3% (Cost: $6,477,161)		6,477,161
Total Investments — 98.7% (Cost: $2,058,814,409)		1,944,923,764
Other Assets Less Liabilities — 1.3%		26,274,358
Net Assets — 100.0%		$ 1,971,198,122

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,850,420	$ —	$ (3,849,824)(b)	$ (596)	$ —	$ —	—	$ 13,224 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,685,975	—	(5,208,814)(b)	—	—	6,477,161	6,477,161	345,999	—
				$ (596)	$ —	$ 6,477,161		$ 359,223	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	192	12/19/25	$ 6,916	$ (131,581)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Douglas Emmett, Inc.	Bank of America N.A.	$ 131,437	02/15/28	0.40%	1D OBFR01	Monthly	$ (7,110)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	49,535	08/18/26	0.20%	1D FEDL01	Monthly	(2,680)
Douglas Emmett, Inc.	HSBC Bank PLC	138,049	02/09/28	0.40%	1D OBFR01	Monthly	(18,159)
Total long positions of equity swaps							(27,949)
Net dividends and financing fees							3,892
Total equity swap contracts including dividends and financing fees							$ (24,057)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 41,631,354	$ —	$ —	$ 41,631,354
Diversified Telecommunication Services	1,186,353	—	—	1,186,353
Health Care REITs	322,399,900	—	—	322,399,900
Hotel & Resort REITs	41,109,204	—	—	41,109,204
Industrial REITs	238,627,325	—	—	238,627,325
Office REITs	68,037,250	—	—	68,037,250
Residential REITs	237,825,689	—	—	237,825,689
Retail REITs	285,980,769	—	—	285,980,769
Specialized REITs	696,756,524	4,892,235	—	701,648,759
Short-Term Securities
Money Market Funds	6,477,161	—	—	6,477,161
	$1,940,031,529	$4,892,235	$—	$1,944,923,764
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 3,892	$ —	$ 3,892
Liabilities
Equity Contracts	(131,581)	(27,949)	—	(159,530)
	$(131,581)	$(24,057)	$—	$(155,638)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
Schedule of Investments